Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Lease liabilities [Text Block]

12. Lease liabilities

The following table shows the movement in lease liabilities of the Company for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	203	314
Leases assumed in Acquisition (note 6)	19,176	‐
Leases entered into during the year	27,816	‐
Lease payments	(13,400)	(127)
Interest expense	5,077	16
Total lease liabilities, end of period	38,872	203

Less: current portion of lease liabilities	(15,937)	(125)
Total non-current portion of lease liabilities	22,935	78

During the year ended December 31, 2024, the Company incurred $71.7 million relating to variable lease payments under mining services and other mining related contracts which have not been included in the measurement of lease liabilities (year ended December 31, 2023 - nil).